CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Narrative) (Details) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 US Dollar denominated bank deposits [Member] USD ($)	Dec. 31, 2014 US Dollar denominated bank deposits [Member] CNY	Dec. 31, 2013 US Dollar denominated bank deposits [Member] USD ($)	Dec. 31, 2013 US Dollar denominated bank deposits [Member] CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 40,643	252,174	$ 58,206	361,146	371,256	767,885	$ 2,536	15,733	$ 9,745	58,996
Interest rate of time deposits per annum											2.82%	4.40%
Weighted average original maturity of time deposits	11 months 6 days	11 months 6 days